Acquisition of subsidiaries (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Business Combinations [Abstract]
Acquisition of subsidiaries
Amount
Purchase consideration, net of discount of $382,778	$4,193,374

Fair value of assets acquired
Cash	47,268
Current assets	178,181
Property, Plant and Equipment	41,473
Betting Platform	4,004,594
4,271,516
Less: liabilities assumed	(78,141)
Less: Imputed Deferred taxation on identifiable intangible acquired (Betting platform)	(1,401,608)

Total identifiable assets less liabilities assumed	2,791,767
Goodwill arising on acquisition	1,401,608
Total purchase consideration	$4,193,375

Amount
Purchase consideration, net of discount of $382,778	$4,193,375

Fair value of assets acquired
Cash	47,268
Current assets	178,181
Property, Plant and Equipment	41,473
Betting Platform	4,004,594
4,271,516
Less: liabilities assumed	(78,141)
Less: Imputed Deferred taxation on identifiable intangible acquired (Betting platform)	(1,401,608)

Total identifiable assets less liabilities assumed	2,791,767
Goodwill arising on acquisition	1,401,608
Total purchase consideration	$4,193,375